Non-Controlling Interest	12 Months Ended
Jul. 31, 2020
Non Controlling Interest [Abstract]
Non-Controlling Interest
30. Non-Controlling Interest

The following table summarizes the information relating to the Company's interests in Neal Up Brands Inc. and KIT, before intercompany eliminations.

	July 31, 2020	July 31, 2019
	KIT	Neal Up Brands Inc.
Current assets	$—	$2,500
Non-current assets	7,455	—
Current liabilities	—	—
Non-current liabilities	—	—
Non-controlling interest (%)	40%	40%
Non-controlling interest	$3,379	$1,000

The Company holds a 60% interest in KIT which is intended to principally operate out of Belleville Facility, and the remaining 40% represents the non-controlling interest held by Chroma Global Technologies Ltd (the "Partner"). Under the terms of the shareholder agreement, the Company has contributed cash of $4,075 (USD3,100), subject to foreign exchange rates. The non-controlling interest value of $3,379 represents the value of the Partners contribution in kind for their respective equity interest in the entity. KIT had no revenues or expenses during the year ended July 31, 2020.

Neal Up Brands Inc. has limited operations and during the year ended July 31, 2019, the current assets represent cash held in escrow by a third party. During the year ended July 31, 2020 the cash held in escrow was released back to the partners and the entity is in the process of being dissolved. Neal Up Brands Inc. had no revenues or expenses during the year ended July 31, 2020.